OTHER EXPENSES	12 Months Ended
Dec. 31, 2025
OTHER EXPENSES
OTHER EXPENSES

7.OTHER EXPENSES

	2023	2024	2025
	USD’000	USD’000	USD’000
Administrative expenses (Note)	19,505	17,850	19,915
Consulting services expenses	8,615	7,134	10,241
Bank charges	10,893	12,505	14,066
Daily maintenance expenses	5,756	7,439	8,130
Outsourcing service fee	12,714	19,507	24,638
Business development expenses	2,747	3,945	7,269
Storage expenses	2,452	2,355	2,836
	62,682	70,735	87,095
Note:	Administrative expenses mainly include expenses incurred on employee activities, commercial insurance, conference and other miscellaneous expenses, which individually are not material to the Group.